Share-Based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Share-Based Compensation [Abstract]
Share-based compensation

(10) Share-based compensation

On January 17, 2025, the Company’s board of directors approved the 2024 Stock Incentive Plan (the “2024 Plan”), which was subsequently registered through Form S-8 filed on January 22, 2025. The 2024 Plan is designed to motivate, attract and retain directors, consultants, and key employees to exert their best efforts on behalf of the Company and align their interests with those of the Company’s shareholders. Under the 2024 Plan, the Company originally authorized the issuance of up to 4,287,500 ordinary shares for awards before the Share Consolidation.

As of March 19, 2025, the Company had issued and granted 285,833 split-adjusted ordinary shares under the 2024 Plan. The Company recognized share-based compensation expense of $14,236,000 during the six months ended March 31, 2025 and no share-based compensation expense during the six months ended March 31, 2026.

(11) Share-based compensation

On January 17, 2025, the Company’s board of directors approved the 2024 Stock Incentive Plan (the “2024 Plan”), which was subsequently registered through Form S-8 filed on January 22, 2025. The 2024 Plan is designed to motivate, attract and retain directors, consultants, and key employees to exert their best efforts on behalf of the Company and align their interests with those of the Company’s shareholders. Under the 2024 Plan, the Company originally authorized the issuance of up to 4,287,500 ordinary shares for awards before the Share Consolidation.

As of March 19, 2025, the Company had issued and granted 285,833 split-adjusted ordinary shares under the 2024 Plan (4,287,500 ordinary shares before the Share Consolidation), with a value of $14,236,000.